UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	March 31, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor®
Municipal Income 2015 Fund:
Class A
Institutional Class

March 31, 2014

Class A and Institutional Class
are classes of Fidelity® Municipal
Income 2015 Fund

1.932710.102

AM15-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 95.8%
	Principal Amount	Value
Arizona - 4.7%
Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.) Series 2009 D, 4% 7/1/15	$ 100,000	$ 104,234
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/15 (FSA Insured)	910,000	963,199
Northern Arizona Univ. Revs. Series 2012, 3% 6/1/15 (FSA Insured)	200,000	204,980
Phoenix Civic Impt. Board Arpt. Rev. Series 2010 A, 5% 7/1/15	1,750,000	1,852,305
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2009 A, 5% 7/1/15	870,000	921,765
Pima County Swr. Sys. Rev. Series 2011 B, 5% 7/1/15	310,000	328,324
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 5% 7/1/15	350,000	365,218
		4,740,025
California - 4.4%
California Gen. Oblig. 5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	264,030
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/15	2,000,000	2,119,000
Los Angeles Unified School District Series 2011 A1, 5% 7/1/15	750,000	794,625
Palm Springs Unified School District Series 2011, 4% 8/1/15	1,000,000	1,050,220
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor and Gamble Proj.) Series 2009, 5% 7/1/15	200,000	210,764
		4,438,639
Connecticut - 6.9%
Bridgeport Gen. Oblig. Series 2013 A, 5% 8/15/15	1,500,000	1,582,275
Connecticut Health & Edl. Facilities Auth. Rev.:
(Hartford HealthCare Proj.) Series A, 4% 7/1/15	1,000,000	1,035,480
Series 2007 I, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	750,000	788,438
Hartford Gen. Oblig. Series 2005 A:
5.25% 8/1/15 (Escrowed to Maturity)	720,000	768,190
5.25% 8/1/15 (FSA Insured)	615,000	654,458
New Haven Gen. Oblig. Series 2013 A, 5% 8/1/15	2,000,000	2,115,920
		6,944,761
Florida - 6.8%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 4% 7/1/15	1,000,000	1,043,740
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Citizens Property Ins. Corp.:
Series 2007 B, 5% 3/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 185,000	$ 192,870
Series 2010 A1, 5% 6/1/15	150,000	158,075
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/15	500,000	529,945
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2005 A, 5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	360,000	380,290
Series 2009 B, 5% 6/1/15	500,000	528,180
Florida Muni. Pwr. Agcy. Rev. (St. Lucie Proj.) Series 2011 A, 4% 4/1/15	500,000	518,050
Miami-Dade County Pub. Facilities Rev. Series 2005 B, 5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	750,000	786,863
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/15 (c)	1,000,000	1,069,560
Port Saint Lucie Gen. Oblig. Series 2014, 2% 7/1/15 (a)	505,000	515,464
Reedy Creek Impt. District Utils. Rev. Series 2005-2, 5.25% 10/1/15 (AMBAC Insured)	1,000,000	1,072,500
		6,795,537
Georgia - 0.2%
Georgia Muni. Elec. Auth. Pwr. Rev. Series A, 4% 1/1/15	200,000	205,468
Hawaii - 1.6%
Hawaii Arpts. Sys. Rev. Series 2011, 4% 7/1/15 (c)	500,000	522,320
Hawaii Gen. Oblig. Series DR, 5% 6/1/15	1,000,000	1,055,640
		1,577,960
Illinois - 13.9%
Chicago Gen. Oblig.:
Series 1998, 5.5% 1/1/15 (Escrowed to Maturity)	1,295,000	1,346,230
Series 2005 A, 5% 1/1/15 (Escrowed to Maturity)	800,000	828,672
Chicago Midway Arpt. Rev. Bonds Series 2010 B, 5%, tender 1/1/15 (b)	1,050,000	1,087,632
Chicago O'Hare Int'l. Arpt. Rev. Series B, 4% 1/1/15	200,000	205,544
Illinois Gen. Oblig.:
Series 2005, 5% 4/1/15 (AMBAC Insured)	1,500,000	1,567,650
Series 2010, 5% 1/1/15	275,000	284,328
Series 2013, 4% 7/1/15	1,500,000	1,565,430
Illinois Reg'l. Trans. Auth. Series 2002 A, 5.75% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,015,000	1,084,578
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Sales Tax Rev.:
Series 2010, 5% 6/15/15	$ 250,000	$ 264,063
Series 2013, 4% 6/15/15	2,000,000	2,088,560
Illinois Unemployment Ins. Fund Bldg. Receipts Series 2012 A, 5% 6/15/15	2,000,000	2,114,000
Railsplitter Tobacco Settlement Auth. Rev. Series 2010, 5% 6/1/15	1,460,000	1,532,285
		13,968,972
Indiana - 2.3%
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series F, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,057,170
Indianapolis Thermal Energy Sys. Bonds Series 2013 B, 0.73%, tender 8/1/14 (b)	1,000,000	1,000,320
Purdue Univ. Rev. Series A, 5% 7/1/15	200,000	211,952
		2,269,442
Kentucky - 0.8%
Pikeville Hosp. Rev. Series 2011, 4% 3/1/15	750,000	768,623
Maryland - 0.5%
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series 2012, 3% 7/1/15	520,000	535,642
Massachusetts - 5.5%
Easton Gen. Oblig. 5% 8/1/15 (FSA Insured)	600,000	637,752
Massachusetts Dev. Fin. Agcy. Rev. Series 2011 H, 5% 7/1/15	750,000	781,275
Massachusetts Gen. Oblig. Series 2005 C, 5% 9/1/15	505,000	538,916
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. (Nuclear #6 Proj.) Series 2012 A, 5% 7/1/15	3,380,000	3,578,468
		5,536,411
Michigan - 3.3%
Detroit School District Series 2012 A, 5% 5/1/15	500,000	516,885
Grand Traverse County Hosp. Series 2011 A, 5% 7/1/15	750,000	792,105
Michigan Hosp. Fin. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 1999 B4, 0.9%, tender 3/16/15 (b)	1,000,000	1,007,230
West Bloomfield School District 5% 5/1/15 (Assured Guaranty Corp. Insured)	950,000	996,740
		3,312,960
Municipal Bonds - continued
	Principal Amount	Value
Missouri - 2.1%
Kansas City Spl. Oblig. 2% 9/1/15	$ 270,000	$ 276,072
Saint Louis Arpt. Rev. Series 2013, 4% 7/1/15	1,705,000	1,781,333
		2,057,405
Nevada - 6.3%
Clark County Arpt. Rev.:
Series 2008 E, 5% 7/1/15	20,000	21,167
Series 2010 D, 5% 7/1/15	1,280,000	1,354,662
Series 2013 C1, 2.5% 7/1/15 (c)	300,000	307,623
5% 7/1/15 (a)(c)	1,500,000	1,585,560
Clark County Fuel Tax Series 2008, 5% 6/1/15 (Escrowed to Maturity)	175,000	184,737
Clark County School District Series 2012 A, 5% 6/15/15	2,000,000	2,112,260
Nevada Gen. Oblig. Series 2011 E, 4% 6/1/15	700,000	730,583
		6,296,592
New Jersey - 5.8%
Atlantic City Gen. Oblig. Series 2005, 4.5% 8/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	225,000	235,598
New Jersey Ctfs. of Prtn. Series 2008 A, 5% 6/15/15	625,000	658,994
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2012 G, 0.64% 2/1/15 (b)	2,200,000	2,203,190
Series 2012, 5% 6/15/15	1,780,000	1,871,065
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/15	500,000	528,715
New Jersey Trans. Trust Fund Auth. Series 2003 A, 5.5% 12/15/15 (AMBAC Insured)	100,000	108,721
Stafford Township Board Ed. 4.25% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	150,000	157,616
		5,763,899
New Mexico - 3.3%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (b)	2,295,000	2,346,110
New Mexico Severance Tax Rev. Series 2011 A2, 5% 7/1/15	900,000	953,550
		3,299,660
New York - 8.0%
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2010 A:
4% 5/1/15 (Escrowed to Maturity)	100,000	104,144
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2010 A: - continued
5% 5/1/15 (Escrowed to Maturity)	$ 1,830,000	$ 1,925,544
Nassau County Local Econ. Assistance and Fin. Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2011, 5% 7/1/15	730,000	764,332
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012, 4% 7/1/15	500,000	518,560
New York City Gen. Oblig.:
Series 2006 D, 5% 8/1/15	440,000	467,931
Series 2010 E, 5% 8/1/15	300,000	319,044
Series 2011 A, 3% 8/1/15	100,000	103,697
New York City Trust Cultural Resources Rev. Bonds Series 2009 C, 2.1%, tender 7/1/15 (b)	1,250,000	1,275,875
New York Dorm. Auth. Revs. Series 2012 A:
3% 7/1/15	235,000	242,247
5% 5/1/15	1,000,000	1,047,860
St. Lawrence County Individual Dev. Agcy. Civic Facilities Rev. 4% 7/1/15	100,000	104,477
Tobacco Settlement Fing. Corp. Series 2011, 5% 6/1/15	500,000	527,640
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Sarah Lawrence College Proj.) Series A, 5% 6/1/15	575,000	594,418
		7,995,769
North Carolina - 2.0%
Dare County Ctfs. of Prtn. Series 2012 B, 3% 6/1/15	795,000	820,520
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2010 A, 5% 1/1/15	100,000	103,454
Wake County Gen. Oblig. Series 2009 C, 5% 3/1/15	1,000,000	1,044,140
		1,968,114
Ohio - 2.9%
Columbus Gen. Oblig. Series 2005 B, 5% 6/15/15	500,000	528,875
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 4% 6/15/15	1,045,000	1,080,122
Kent State Univ. Revs. Series 2012 A, 5% 5/1/15	300,000	315,429
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2010 A, 3.375%, tender 7/1/15 (b)	1,000,000	1,017,040
		2,941,466
Oklahoma - 0.5%
Oklahoma St Wtr. Resources Board Rev. Fund Series 2011 A, 5% 4/1/15	500,000	524,035
Municipal Bonds - continued
	Principal Amount	Value
Oregon - 0.5%
Portland Gen. Oblig. Series 2010 A, 4% 6/1/15	$ 500,000	$ 521,965
Pennsylvania - 5.1%
Allegheny County Sanitation Auth. Swr. Rev. Series 2011, 5% 6/1/15 (FSA Insured)	250,000	263,518
Indiana County Hosp. Auth. Series 2014 A, 4% 6/1/15	105,000	108,280
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/15	500,000	521,365
Pennsylvania Indl. Dev. Auth. Rev. Series 2012, 5% 7/1/15	820,000	866,666
Philadelphia Gas Works Rev. Seventeenth Series, 5.375% 7/1/15 (FSA Insured)	500,000	527,810
Philadelphia Gen. Oblig. Series 2013 A, 5% 7/15/15	700,000	741,356
Philadelphia Redev. Auth. Rev. Series 2012, 5% 4/15/15	1,200,000	1,249,980
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/15	750,000	790,103
		5,069,078
Texas - 5.0%
Denton Independent School District Series 2011, 5% 8/15/15	500,000	532,740
El Paso Independent School District Series 2008 A, 5% 2/15/15	100,000	104,199
Houston Arpt. Sys. Rev.:
Series 2011 B, 5% 7/1/15	580,000	613,831
Series A, 5% 7/1/15	125,000	132,340
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.):
Series 2008, 5% 5/15/15 (Berkshire Hathaway Assurance Corp. Insured)	435,000	458,581
Series 2010, 5% 5/15/15	500,000	526,175
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/15	500,000	528,390
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2012 B, 1.25%, tender 2/15/15 (b)	1,000,000	1,004,740
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/15	1,000,000	1,063,610
		4,964,606
Washington - 2.9%
Clark County Pub. Util. District #1 Elec. Rev. Series 2011, 5% 1/1/15	350,000	362,142
Tobacco Settlement Auth. Rev. Series 2013, 5% 6/1/15	500,000	526,735
Municipal Bonds - continued
	Principal Amount	Value
Washington - continued
Washington Gen. Oblig. Series R 2012A, 5% 7/1/15	$ 1,425,000	$ 1,509,973
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/15	500,000	534,780
		2,933,630
Wisconsin - 0.5%
Milwaukee Swr. Rev. Series S1, 3% 6/1/15	500,000	516,230
TOTAL INVESTMENT PORTFOLIO - 95.8% (Cost $95,158,125)	95,946,889
NET OTHER ASSETS (LIABILITIES) - 4.2%	4,158,931
NET ASSETS - 100%	$ 100,105,820
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $95,158,125. Net unrealized appreciation aggregated $788,764, of which $793,927 related to appreciated investment securities and $5,163 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Municipal Income
2015 Fund

March 31, 2014

1.932718.102

M15-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 95.8%
	Principal Amount	Value
Arizona - 4.7%
Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.) Series 2009 D, 4% 7/1/15	$ 100,000	$ 104,234
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/15 (FSA Insured)	910,000	963,199
Northern Arizona Univ. Revs. Series 2012, 3% 6/1/15 (FSA Insured)	200,000	204,980
Phoenix Civic Impt. Board Arpt. Rev. Series 2010 A, 5% 7/1/15	1,750,000	1,852,305
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2009 A, 5% 7/1/15	870,000	921,765
Pima County Swr. Sys. Rev. Series 2011 B, 5% 7/1/15	310,000	328,324
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 5% 7/1/15	350,000	365,218
		4,740,025
California - 4.4%
California Gen. Oblig. 5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	264,030
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/15	2,000,000	2,119,000
Los Angeles Unified School District Series 2011 A1, 5% 7/1/15	750,000	794,625
Palm Springs Unified School District Series 2011, 4% 8/1/15	1,000,000	1,050,220
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor and Gamble Proj.) Series 2009, 5% 7/1/15	200,000	210,764
		4,438,639
Connecticut - 6.9%
Bridgeport Gen. Oblig. Series 2013 A, 5% 8/15/15	1,500,000	1,582,275
Connecticut Health & Edl. Facilities Auth. Rev.:
(Hartford HealthCare Proj.) Series A, 4% 7/1/15	1,000,000	1,035,480
Series 2007 I, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	750,000	788,438
Hartford Gen. Oblig. Series 2005 A:
5.25% 8/1/15 (Escrowed to Maturity)	720,000	768,190
5.25% 8/1/15 (FSA Insured)	615,000	654,458
New Haven Gen. Oblig. Series 2013 A, 5% 8/1/15	2,000,000	2,115,920
		6,944,761
Florida - 6.8%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 4% 7/1/15	1,000,000	1,043,740
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Citizens Property Ins. Corp.:
Series 2007 B, 5% 3/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 185,000	$ 192,870
Series 2010 A1, 5% 6/1/15	150,000	158,075
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/15	500,000	529,945
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2005 A, 5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	360,000	380,290
Series 2009 B, 5% 6/1/15	500,000	528,180
Florida Muni. Pwr. Agcy. Rev. (St. Lucie Proj.) Series 2011 A, 4% 4/1/15	500,000	518,050
Miami-Dade County Pub. Facilities Rev. Series 2005 B, 5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	750,000	786,863
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/15 (c)	1,000,000	1,069,560
Port Saint Lucie Gen. Oblig. Series 2014, 2% 7/1/15 (a)	505,000	515,464
Reedy Creek Impt. District Utils. Rev. Series 2005-2, 5.25% 10/1/15 (AMBAC Insured)	1,000,000	1,072,500
		6,795,537
Georgia - 0.2%
Georgia Muni. Elec. Auth. Pwr. Rev. Series A, 4% 1/1/15	200,000	205,468
Hawaii - 1.6%
Hawaii Arpts. Sys. Rev. Series 2011, 4% 7/1/15 (c)	500,000	522,320
Hawaii Gen. Oblig. Series DR, 5% 6/1/15	1,000,000	1,055,640
		1,577,960
Illinois - 13.9%
Chicago Gen. Oblig.:
Series 1998, 5.5% 1/1/15 (Escrowed to Maturity)	1,295,000	1,346,230
Series 2005 A, 5% 1/1/15 (Escrowed to Maturity)	800,000	828,672
Chicago Midway Arpt. Rev. Bonds Series 2010 B, 5%, tender 1/1/15 (b)	1,050,000	1,087,632
Chicago O'Hare Int'l. Arpt. Rev. Series B, 4% 1/1/15	200,000	205,544
Illinois Gen. Oblig.:
Series 2005, 5% 4/1/15 (AMBAC Insured)	1,500,000	1,567,650
Series 2010, 5% 1/1/15	275,000	284,328
Series 2013, 4% 7/1/15	1,500,000	1,565,430
Illinois Reg'l. Trans. Auth. Series 2002 A, 5.75% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,015,000	1,084,578
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Sales Tax Rev.:
Series 2010, 5% 6/15/15	$ 250,000	$ 264,063
Series 2013, 4% 6/15/15	2,000,000	2,088,560
Illinois Unemployment Ins. Fund Bldg. Receipts Series 2012 A, 5% 6/15/15	2,000,000	2,114,000
Railsplitter Tobacco Settlement Auth. Rev. Series 2010, 5% 6/1/15	1,460,000	1,532,285
		13,968,972
Indiana - 2.3%
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series F, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,057,170
Indianapolis Thermal Energy Sys. Bonds Series 2013 B, 0.73%, tender 8/1/14 (b)	1,000,000	1,000,320
Purdue Univ. Rev. Series A, 5% 7/1/15	200,000	211,952
		2,269,442
Kentucky - 0.8%
Pikeville Hosp. Rev. Series 2011, 4% 3/1/15	750,000	768,623
Maryland - 0.5%
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series 2012, 3% 7/1/15	520,000	535,642
Massachusetts - 5.5%
Easton Gen. Oblig. 5% 8/1/15 (FSA Insured)	600,000	637,752
Massachusetts Dev. Fin. Agcy. Rev. Series 2011 H, 5% 7/1/15	750,000	781,275
Massachusetts Gen. Oblig. Series 2005 C, 5% 9/1/15	505,000	538,916
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. (Nuclear #6 Proj.) Series 2012 A, 5% 7/1/15	3,380,000	3,578,468
		5,536,411
Michigan - 3.3%
Detroit School District Series 2012 A, 5% 5/1/15	500,000	516,885
Grand Traverse County Hosp. Series 2011 A, 5% 7/1/15	750,000	792,105
Michigan Hosp. Fin. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 1999 B4, 0.9%, tender 3/16/15 (b)	1,000,000	1,007,230
West Bloomfield School District 5% 5/1/15 (Assured Guaranty Corp. Insured)	950,000	996,740
		3,312,960
Municipal Bonds - continued
	Principal Amount	Value
Missouri - 2.1%
Kansas City Spl. Oblig. 2% 9/1/15	$ 270,000	$ 276,072
Saint Louis Arpt. Rev. Series 2013, 4% 7/1/15	1,705,000	1,781,333
		2,057,405
Nevada - 6.3%
Clark County Arpt. Rev.:
Series 2008 E, 5% 7/1/15	20,000	21,167
Series 2010 D, 5% 7/1/15	1,280,000	1,354,662
Series 2013 C1, 2.5% 7/1/15 (c)	300,000	307,623
5% 7/1/15 (a)(c)	1,500,000	1,585,560
Clark County Fuel Tax Series 2008, 5% 6/1/15 (Escrowed to Maturity)	175,000	184,737
Clark County School District Series 2012 A, 5% 6/15/15	2,000,000	2,112,260
Nevada Gen. Oblig. Series 2011 E, 4% 6/1/15	700,000	730,583
		6,296,592
New Jersey - 5.8%
Atlantic City Gen. Oblig. Series 2005, 4.5% 8/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	225,000	235,598
New Jersey Ctfs. of Prtn. Series 2008 A, 5% 6/15/15	625,000	658,994
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2012 G, 0.64% 2/1/15 (b)	2,200,000	2,203,190
Series 2012, 5% 6/15/15	1,780,000	1,871,065
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/15	500,000	528,715
New Jersey Trans. Trust Fund Auth. Series 2003 A, 5.5% 12/15/15 (AMBAC Insured)	100,000	108,721
Stafford Township Board Ed. 4.25% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	150,000	157,616
		5,763,899
New Mexico - 3.3%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (b)	2,295,000	2,346,110
New Mexico Severance Tax Rev. Series 2011 A2, 5% 7/1/15	900,000	953,550
		3,299,660
New York - 8.0%
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2010 A:
4% 5/1/15 (Escrowed to Maturity)	100,000	104,144
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2010 A: - continued
5% 5/1/15 (Escrowed to Maturity)	$ 1,830,000	$ 1,925,544
Nassau County Local Econ. Assistance and Fin. Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2011, 5% 7/1/15	730,000	764,332
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012, 4% 7/1/15	500,000	518,560
New York City Gen. Oblig.:
Series 2006 D, 5% 8/1/15	440,000	467,931
Series 2010 E, 5% 8/1/15	300,000	319,044
Series 2011 A, 3% 8/1/15	100,000	103,697
New York City Trust Cultural Resources Rev. Bonds Series 2009 C, 2.1%, tender 7/1/15 (b)	1,250,000	1,275,875
New York Dorm. Auth. Revs. Series 2012 A:
3% 7/1/15	235,000	242,247
5% 5/1/15	1,000,000	1,047,860
St. Lawrence County Individual Dev. Agcy. Civic Facilities Rev. 4% 7/1/15	100,000	104,477
Tobacco Settlement Fing. Corp. Series 2011, 5% 6/1/15	500,000	527,640
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Sarah Lawrence College Proj.) Series A, 5% 6/1/15	575,000	594,418
		7,995,769
North Carolina - 2.0%
Dare County Ctfs. of Prtn. Series 2012 B, 3% 6/1/15	795,000	820,520
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2010 A, 5% 1/1/15	100,000	103,454
Wake County Gen. Oblig. Series 2009 C, 5% 3/1/15	1,000,000	1,044,140
		1,968,114
Ohio - 2.9%
Columbus Gen. Oblig. Series 2005 B, 5% 6/15/15	500,000	528,875
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 4% 6/15/15	1,045,000	1,080,122
Kent State Univ. Revs. Series 2012 A, 5% 5/1/15	300,000	315,429
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2010 A, 3.375%, tender 7/1/15 (b)	1,000,000	1,017,040
		2,941,466
Oklahoma - 0.5%
Oklahoma St Wtr. Resources Board Rev. Fund Series 2011 A, 5% 4/1/15	500,000	524,035
Municipal Bonds - continued
	Principal Amount	Value
Oregon - 0.5%
Portland Gen. Oblig. Series 2010 A, 4% 6/1/15	$ 500,000	$ 521,965
Pennsylvania - 5.1%
Allegheny County Sanitation Auth. Swr. Rev. Series 2011, 5% 6/1/15 (FSA Insured)	250,000	263,518
Indiana County Hosp. Auth. Series 2014 A, 4% 6/1/15	105,000	108,280
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/15	500,000	521,365
Pennsylvania Indl. Dev. Auth. Rev. Series 2012, 5% 7/1/15	820,000	866,666
Philadelphia Gas Works Rev. Seventeenth Series, 5.375% 7/1/15 (FSA Insured)	500,000	527,810
Philadelphia Gen. Oblig. Series 2013 A, 5% 7/15/15	700,000	741,356
Philadelphia Redev. Auth. Rev. Series 2012, 5% 4/15/15	1,200,000	1,249,980
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/15	750,000	790,103
		5,069,078
Texas - 5.0%
Denton Independent School District Series 2011, 5% 8/15/15	500,000	532,740
El Paso Independent School District Series 2008 A, 5% 2/15/15	100,000	104,199
Houston Arpt. Sys. Rev.:
Series 2011 B, 5% 7/1/15	580,000	613,831
Series A, 5% 7/1/15	125,000	132,340
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.):
Series 2008, 5% 5/15/15 (Berkshire Hathaway Assurance Corp. Insured)	435,000	458,581
Series 2010, 5% 5/15/15	500,000	526,175
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/15	500,000	528,390
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2012 B, 1.25%, tender 2/15/15 (b)	1,000,000	1,004,740
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/15	1,000,000	1,063,610
		4,964,606
Washington - 2.9%
Clark County Pub. Util. District #1 Elec. Rev. Series 2011, 5% 1/1/15	350,000	362,142
Tobacco Settlement Auth. Rev. Series 2013, 5% 6/1/15	500,000	526,735
Municipal Bonds - continued
	Principal Amount	Value
Washington - continued
Washington Gen. Oblig. Series R 2012A, 5% 7/1/15	$ 1,425,000	$ 1,509,973
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/15	500,000	534,780
		2,933,630
Wisconsin - 0.5%
Milwaukee Swr. Rev. Series S1, 3% 6/1/15	500,000	516,230
TOTAL INVESTMENT PORTFOLIO - 95.8% (Cost $95,158,125)	95,946,889
NET OTHER ASSETS (LIABILITIES) - 4.2%	4,158,931
NET ASSETS - 100%	$ 100,105,820
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $95,158,125. Net unrealized appreciation aggregated $788,764, of which $793,927 related to appreciated investment securities and $5,163 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor®
Municipal Income 2017 Fund:
Class A
Institutional Class

March 31, 2014

Class A and Institutional Class
are classes of Fidelity® Municipal
Income 2017 Fund

1.932712.102

AM17-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 89.3%
	Principal Amount	Value
Alabama - 1.8%
Birmingham Gen. Oblig. Series 2013 A, 0% 3/1/17	$ 475,000	$ 452,737
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2009 E, 1.65%, tender 3/20/17 (b)	1,000,000	997,700
		1,450,437
Arizona - 1.3%
Arizona School Facilities Board Ctfs. of Prtn. Series 2013 A2, 5% 9/1/17	150,000	170,072
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2011, 5% 7/1/17	500,000	565,055
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/17	250,000	282,295
		1,017,422
California - 10.6%
California Gen. Oblig. 5% 3/1/17	215,000	240,865
California Pub. Works Board Lease Rev.:
Series 2009 A, 4.75% 4/1/17	600,000	667,152
Series B, 5% 6/1/17 (Escrowed to Maturity)	600,000	680,718
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/17	1,000,000	1,137,340
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 4% 3/1/17	1,000,000	1,084,350
Los Angeles Unified School District Series 2011 A1, 4% 7/1/17	500,000	551,645
Modesto Irrigation District Elec. Rev. Series 2011 A, 5% 7/1/17	250,000	282,185
Newport Beach Rev. Series 2009 A, 5% 12/1/17 (Escrowed to Maturity)	500,000	574,635
Northern California Pwr. Agcy. Rev. Series 2010 A, 5% 6/1/17	500,000	560,745
Oakland Gen. Oblig. Series 2012, 5% 1/15/17	285,000	314,968
Palm Springs Fing. Auth. Lease (Downtown Revitalization Proj.) Series 2012 B, 4% 6/1/17	1,390,000	1,505,843
Riverside County Asset Leasing Rev. (Riverside Cap. Proj.) Series 2012 A, 4% 6/1/17	150,000	161,196
Stockton Unified School District Gen. Oblig. 4% 7/1/17 (FSA Insured)	400,000	436,064
West Contra Costa Unified School District 5% 8/1/17 (FSA Insured)	300,000	338,124
		8,535,830
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - 2.3%
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds (Ascension Health Cr. Group Proj.) Series 1998 B, 1.55%, tender 2/1/17 (b)	$ 465,000	$ 470,938
Series D, 5% 7/1/17	1,000,000	1,109,740
Series I, 5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	277,350
		1,858,028
Florida - 10.7%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/17	500,000	561,295
Citizens Property Ins. Corp.:
Series 2007 A, 5% 3/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	75,000	83,357
Series 2009 A1, 5.5% 6/1/17	10,000	11,326
Series 2010 A1:
5% 6/1/17 (FSA Insured)	350,000	391,013
5.25% 6/1/17	1,850,000	2,081,084
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/17	500,000	565,915
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A, 5% 2/1/17	200,000	213,224
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/17	1,000,000	1,125,320
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/17	1,000,000	1,128,050
Orlando Utils. Commission Util. Sys. Rev. Series 2009 C, 5% 10/1/17	1,000,000	1,135,920
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/17 (c)	500,000	557,190
Port Saint Lucie Gen. Oblig. Series 2014, 4% 7/1/17 (a)	300,000	328,758
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B, 5% 10/1/17	255,000	290,414
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010, 5% 11/15/17	190,000	215,116
		8,687,982
Georgia - 4.0%
Atlanta Arpt. Rev. Series 2011 A, 5% 1/1/17	270,000	300,796
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds 1.375%, tender 4/4/17 (b)	1,070,000	1,070,000
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/17	250,000	278,660
Municipal Bonds - continued
	Principal Amount	Value
Georgia - continued
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2008, 4% 1/1/17	$ 100,000	$ 108,299
Series 2010, 5% 4/1/17	350,000	392,193
Series A, 5.25% 1/1/17	440,000	491,889
Series GG, 5% 1/1/17	515,000	573,149
		3,214,986
Illinois - 7.4%
Chicago Gen. Oblig.:
Series A, 5.5% 1/1/17	300,000	333,771
5% 1/1/17 (AMBAC Insured)	650,000	710,743
Chicago Park District Gen. Oblig.:
Series 2011 C, 5% 1/1/17	345,000	376,561
Series 2011 D, 5% 1/1/17	500,000	545,740
Illinois Fin. Auth. Rev.:
Series 2009 B, 5% 7/1/17	215,000	241,869
Series 2011 A1, 4% 4/1/17	90,000	98,001
Series 2013, 5% 5/15/17	295,000	319,836
Illinois Gen. Oblig.:
Series 2009, 4% 4/1/17	500,000	538,755
Series 2012, 5% 3/1/17	1,000,000	1,104,140
Series 2014, 4% 2/1/17	1,000,000	1,074,130
Illinois Health Facilities Auth. Rev. Series 2003 A, 5% 5/15/17 (FSA Insured)	250,000	274,215
Illinois Sales Tax Rev.:
Series 2010, 5% 6/15/17	135,000	151,056
5.5% 6/15/17 (FGIC Insured)	75,000	85,246
Metropolitan Pier & Exposition (McCormick Place Expansion Proj.) Series 2002 B, 5.2% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	125,000	138,279
		5,992,342
Indiana - 0.9%
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (b)	500,000	507,080
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 4% 7/15/17	200,000	217,974
		725,054
Municipal Bonds - continued
	Principal Amount	Value
Maryland - 1.3%
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 2012, 4% 7/1/17	$ 500,000	$ 541,580
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series 2012, 4% 7/1/17	500,000	545,915
		1,087,495
Massachusetts - 3.3%
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. (Emerson College Proj.) Series 2006 A, 5% 1/1/17	850,000	914,906
Massachusetts Dev. Fin. Agcy. Rev. Series 2011 H, 5% 7/1/17	500,000	543,100
Massachusetts Gen. Oblig. Series 2011 B, 5% 8/1/17	1,000,000	1,137,290
Massachusetts Port Auth. Rev. Series 2012 B, 5% 7/1/17	100,000	112,771
		2,708,067
Michigan - 6.4%
Detroit School District Series 2012 A, 5% 5/1/17	1,500,000	1,626,630
Michigan Fin. Auth. Rev. Series 2012 A, 5% 6/1/17	1,000,000	1,094,650
Michigan Technological Univ. Series 2008, 5.25% 10/1/17 (Escrowed to Maturity)	225,000	259,520
Rochester Cmnty. School District 4% 5/1/17	2,000,000	2,183,293
		5,164,093
Minnesota - 1.4%
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C, 5.5% 7/1/17	1,000,000	1,117,080
Missouri - 1.5%
Kansas City Spl. Oblig. 3% 9/1/17	350,000	371,840
Saint Louis Arpt. Rev. Series 2013, 5% 7/1/17	730,000	820,484
		1,192,324
Nebraska - 0.7%
Nebraska Pub. Pwr. District Rev. Series 2012 A, 5% 1/1/17	500,000	556,885
Nevada - 1.4%
Clark County Arpt. Rev. 5% 7/1/17 (a)(c)	1,000,000	1,122,590
New Jersey - 6.6%
New Jersey Bldg. Auth. State Bldg. Rev. Series 2013 A, 5% 6/15/17	1,000,000	1,124,640
New Jersey Econ. Dev. Auth. Lease (College Avenue Redev. Proj.) Series 2013, 4% 6/15/17	500,000	545,300
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Series 2012, 5% 6/15/17	$ 1,580,000	$ 1,755,254
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/17	610,000	680,431
New Jersey Gen. Oblig. Series Q, 5% 8/15/17	300,000	340,803
New Jersey Trans. Trust Fund Auth.:
Series 2011 A, 4% 6/15/17	290,000	316,178
Series 2011 B, 5% 6/15/17	500,000	560,805
		5,323,411
New York - 6.1%
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012, 4% 7/1/17	325,000	348,384
New York City Gen. Oblig. Series 2011 B, 5% 8/1/17	1,680,000	1,905,305
New York Dorm. Auth. Revs. Series 2008 D, 5.25% 8/15/17 (FSA Insured)	395,000	448,325
New York Thruway Auth. Gen. Rev. Series 2014 J, 5% 1/1/17	1,000,000	1,112,040
New York Thruway Auth. Personal Income Tax Rev. Series 2009 A, 5% 3/15/17	100,000	112,345
Rockland County Gen. Oblig. Series 2014 A, 5% 3/1/17 (FSA Insured)	225,000	247,957
Tobacco Settlement Fing. Corp. Series 2011, 5% 6/1/17	710,000	798,147
		4,972,503
North Carolina - 1.1%
Dare County Ctfs. of Prtn. Series 2012 B, 4% 6/1/17	385,000	418,337
North Carolina Med. Care Commission Health Care Facilities Rev. Series 2011 A, 5% 1/1/17 (Escrowed to Maturity)	395,000	440,970
		859,307
Ohio - 2.5%
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1, 5% 6/1/17	100,000	109,336
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 4% 6/15/17	1,000,000	1,063,270
Franklin County Hosp. Rev. Series 2011 A, 5% 11/15/17	125,000	142,141
Hamilton County Health Care Facilities Rev. 5% 6/1/17	75,000	82,535
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/17	575,000	634,576
		2,031,858
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - 7.3%
Allegheny County Sanitation Auth. Swr. Rev. Series 2011, 5% 6/1/17 (FSA Insured)	$ 300,000	$ 333,867
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 A, 2.15% 3/1/17	1,000,000	989,110
Commonwealth Fing. Auth. Rev. Series 2013 A2, 4% 6/1/17	250,000	269,705
Indiana County Hosp. Auth. Series 2014 A, 4% 6/1/17	200,000	211,684
Monroeville Fin. Auth. UPMC Rev. Series 2012, 4% 2/15/17	1,000,000	1,085,750
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/17	1,240,000	1,367,261
Philadelphia Gas Works Rev. Series 1998 A, 5.25% 8/1/17	500,000	560,110
Philadelphia Wtr. & Wastewtr. Rev. 5% 7/1/17	1,000,000	1,127,370
		5,944,857
Pennsylvania, New Jersey - 0.7%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2012 A, 3% 7/1/17	565,000	591,917
Rhode Island - 1.3%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2013 A, 4% 5/15/17	1,000,000	1,074,880
South Carolina - 0.2%
South Carolina Pub. Svc. Auth. Rev. Series 2010 B, 5% 1/1/17	130,000	144,378
Tennessee - 1.5%
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2011 A1, 5% 7/1/17 (c)	1,130,000	1,249,079
Texas - 3.0%
Corpus Christi Util. Sys. Rev. Series 2013, 5% 7/15/17	100,000	112,679
Denton Independent School District Series 2011, 5% 8/15/17	500,000	567,470
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/17	360,000	405,115
Lower Colorado River Auth. Transmission Contract Rev. 5% 5/15/17	100,000	112,079
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/17	500,000	557,900
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/17	$ 500,000	$ 565,995
Tyler Health Facilities Dev. Corp. Hosp. Rev. Series 2007 A, 5% 7/1/17	100,000	109,409
		2,430,647
Utah - 0.5%
Utah State Board of Regents Rev. Series 2011 B, 5% 8/1/17	345,000	388,722
Washington - 2.8%
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/17 (c)	500,000	553,660
Tobacco Settlement Auth. Rev. Series 2013, 5% 6/1/17	1,025,000	1,141,389
Washington Gen. Oblig. Series 2008 B, 5% 7/1/17 (FSA Insured)	235,000	266,788
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/17	270,000	306,102
		2,267,939
Wisconsin - 0.7%
Milwaukee Swr. Rev. Series S1, 4% 6/1/17	500,000	544,595
TOTAL MUNICIPAL BONDS (Cost $71,305,470)		72,254,708
Municipal Notes - 1.4%

Kentucky - 1.4%
Kentucky Pub. Trans. BAN Series 2013 A, 5% 7/1/17 (Cost $1,089,774)	1,000,000	1,109,740
TOTAL INVESTMENT PORTFOLIO - 90.7% (Cost $72,395,244)		73,364,448
NET OTHER ASSETS (LIABILITIES) - 9.3%		7,488,578
NET ASSETS - 100%		$ 80,853,026
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $72,389,127. Net unrealized appreciation aggregated $975,321, of which $1,093,872 related to appreciated investment securities and $118,551 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Municipal Income
2017 Fund

March 31, 2014

1.932720.102

M17-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 89.3%
	Principal Amount	Value
Alabama - 1.8%
Birmingham Gen. Oblig. Series 2013 A, 0% 3/1/17	$ 475,000	$ 452,737
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2009 E, 1.65%, tender 3/20/17 (b)	1,000,000	997,700
		1,450,437
Arizona - 1.3%
Arizona School Facilities Board Ctfs. of Prtn. Series 2013 A2, 5% 9/1/17	150,000	170,072
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2011, 5% 7/1/17	500,000	565,055
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/17	250,000	282,295
		1,017,422
California - 10.6%
California Gen. Oblig. 5% 3/1/17	215,000	240,865
California Pub. Works Board Lease Rev.:
Series 2009 A, 4.75% 4/1/17	600,000	667,152
Series B, 5% 6/1/17 (Escrowed to Maturity)	600,000	680,718
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/17	1,000,000	1,137,340
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 4% 3/1/17	1,000,000	1,084,350
Los Angeles Unified School District Series 2011 A1, 4% 7/1/17	500,000	551,645
Modesto Irrigation District Elec. Rev. Series 2011 A, 5% 7/1/17	250,000	282,185
Newport Beach Rev. Series 2009 A, 5% 12/1/17 (Escrowed to Maturity)	500,000	574,635
Northern California Pwr. Agcy. Rev. Series 2010 A, 5% 6/1/17	500,000	560,745
Oakland Gen. Oblig. Series 2012, 5% 1/15/17	285,000	314,968
Palm Springs Fing. Auth. Lease (Downtown Revitalization Proj.) Series 2012 B, 4% 6/1/17	1,390,000	1,505,843
Riverside County Asset Leasing Rev. (Riverside Cap. Proj.) Series 2012 A, 4% 6/1/17	150,000	161,196
Stockton Unified School District Gen. Oblig. 4% 7/1/17 (FSA Insured)	400,000	436,064
West Contra Costa Unified School District 5% 8/1/17 (FSA Insured)	300,000	338,124
		8,535,830
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - 2.3%
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds (Ascension Health Cr. Group Proj.) Series 1998 B, 1.55%, tender 2/1/17 (b)	$ 465,000	$ 470,938
Series D, 5% 7/1/17	1,000,000	1,109,740
Series I, 5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	277,350
		1,858,028
Florida - 10.7%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/17	500,000	561,295
Citizens Property Ins. Corp.:
Series 2007 A, 5% 3/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	75,000	83,357
Series 2009 A1, 5.5% 6/1/17	10,000	11,326
Series 2010 A1:
5% 6/1/17 (FSA Insured)	350,000	391,013
5.25% 6/1/17	1,850,000	2,081,084
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/17	500,000	565,915
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A, 5% 2/1/17	200,000	213,224
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/17	1,000,000	1,125,320
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/17	1,000,000	1,128,050
Orlando Utils. Commission Util. Sys. Rev. Series 2009 C, 5% 10/1/17	1,000,000	1,135,920
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/17 (c)	500,000	557,190
Port Saint Lucie Gen. Oblig. Series 2014, 4% 7/1/17 (a)	300,000	328,758
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B, 5% 10/1/17	255,000	290,414
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010, 5% 11/15/17	190,000	215,116
		8,687,982
Georgia - 4.0%
Atlanta Arpt. Rev. Series 2011 A, 5% 1/1/17	270,000	300,796
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds 1.375%, tender 4/4/17 (b)	1,070,000	1,070,000
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/17	250,000	278,660
Municipal Bonds - continued
	Principal Amount	Value
Georgia - continued
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2008, 4% 1/1/17	$ 100,000	$ 108,299
Series 2010, 5% 4/1/17	350,000	392,193
Series A, 5.25% 1/1/17	440,000	491,889
Series GG, 5% 1/1/17	515,000	573,149
		3,214,986
Illinois - 7.4%
Chicago Gen. Oblig.:
Series A, 5.5% 1/1/17	300,000	333,771
5% 1/1/17 (AMBAC Insured)	650,000	710,743
Chicago Park District Gen. Oblig.:
Series 2011 C, 5% 1/1/17	345,000	376,561
Series 2011 D, 5% 1/1/17	500,000	545,740
Illinois Fin. Auth. Rev.:
Series 2009 B, 5% 7/1/17	215,000	241,869
Series 2011 A1, 4% 4/1/17	90,000	98,001
Series 2013, 5% 5/15/17	295,000	319,836
Illinois Gen. Oblig.:
Series 2009, 4% 4/1/17	500,000	538,755
Series 2012, 5% 3/1/17	1,000,000	1,104,140
Series 2014, 4% 2/1/17	1,000,000	1,074,130
Illinois Health Facilities Auth. Rev. Series 2003 A, 5% 5/15/17 (FSA Insured)	250,000	274,215
Illinois Sales Tax Rev.:
Series 2010, 5% 6/15/17	135,000	151,056
5.5% 6/15/17 (FGIC Insured)	75,000	85,246
Metropolitan Pier & Exposition (McCormick Place Expansion Proj.) Series 2002 B, 5.2% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	125,000	138,279
		5,992,342
Indiana - 0.9%
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (b)	500,000	507,080
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 4% 7/15/17	200,000	217,974
		725,054
Municipal Bonds - continued
	Principal Amount	Value
Maryland - 1.3%
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 2012, 4% 7/1/17	$ 500,000	$ 541,580
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series 2012, 4% 7/1/17	500,000	545,915
		1,087,495
Massachusetts - 3.3%
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. (Emerson College Proj.) Series 2006 A, 5% 1/1/17	850,000	914,906
Massachusetts Dev. Fin. Agcy. Rev. Series 2011 H, 5% 7/1/17	500,000	543,100
Massachusetts Gen. Oblig. Series 2011 B, 5% 8/1/17	1,000,000	1,137,290
Massachusetts Port Auth. Rev. Series 2012 B, 5% 7/1/17	100,000	112,771
		2,708,067
Michigan - 6.4%
Detroit School District Series 2012 A, 5% 5/1/17	1,500,000	1,626,630
Michigan Fin. Auth. Rev. Series 2012 A, 5% 6/1/17	1,000,000	1,094,650
Michigan Technological Univ. Series 2008, 5.25% 10/1/17 (Escrowed to Maturity)	225,000	259,520
Rochester Cmnty. School District 4% 5/1/17	2,000,000	2,183,293
		5,164,093
Minnesota - 1.4%
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C, 5.5% 7/1/17	1,000,000	1,117,080
Missouri - 1.5%
Kansas City Spl. Oblig. 3% 9/1/17	350,000	371,840
Saint Louis Arpt. Rev. Series 2013, 5% 7/1/17	730,000	820,484
		1,192,324
Nebraska - 0.7%
Nebraska Pub. Pwr. District Rev. Series 2012 A, 5% 1/1/17	500,000	556,885
Nevada - 1.4%
Clark County Arpt. Rev. 5% 7/1/17 (a)(c)	1,000,000	1,122,590
New Jersey - 6.6%
New Jersey Bldg. Auth. State Bldg. Rev. Series 2013 A, 5% 6/15/17	1,000,000	1,124,640
New Jersey Econ. Dev. Auth. Lease (College Avenue Redev. Proj.) Series 2013, 4% 6/15/17	500,000	545,300
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Series 2012, 5% 6/15/17	$ 1,580,000	$ 1,755,254
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/17	610,000	680,431
New Jersey Gen. Oblig. Series Q, 5% 8/15/17	300,000	340,803
New Jersey Trans. Trust Fund Auth.:
Series 2011 A, 4% 6/15/17	290,000	316,178
Series 2011 B, 5% 6/15/17	500,000	560,805
		5,323,411
New York - 6.1%
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012, 4% 7/1/17	325,000	348,384
New York City Gen. Oblig. Series 2011 B, 5% 8/1/17	1,680,000	1,905,305
New York Dorm. Auth. Revs. Series 2008 D, 5.25% 8/15/17 (FSA Insured)	395,000	448,325
New York Thruway Auth. Gen. Rev. Series 2014 J, 5% 1/1/17	1,000,000	1,112,040
New York Thruway Auth. Personal Income Tax Rev. Series 2009 A, 5% 3/15/17	100,000	112,345
Rockland County Gen. Oblig. Series 2014 A, 5% 3/1/17 (FSA Insured)	225,000	247,957
Tobacco Settlement Fing. Corp. Series 2011, 5% 6/1/17	710,000	798,147
		4,972,503
North Carolina - 1.1%
Dare County Ctfs. of Prtn. Series 2012 B, 4% 6/1/17	385,000	418,337
North Carolina Med. Care Commission Health Care Facilities Rev. Series 2011 A, 5% 1/1/17 (Escrowed to Maturity)	395,000	440,970
		859,307
Ohio - 2.5%
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1, 5% 6/1/17	100,000	109,336
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 4% 6/15/17	1,000,000	1,063,270
Franklin County Hosp. Rev. Series 2011 A, 5% 11/15/17	125,000	142,141
Hamilton County Health Care Facilities Rev. 5% 6/1/17	75,000	82,535
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/17	575,000	634,576
		2,031,858
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - 7.3%
Allegheny County Sanitation Auth. Swr. Rev. Series 2011, 5% 6/1/17 (FSA Insured)	$ 300,000	$ 333,867
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 A, 2.15% 3/1/17	1,000,000	989,110
Commonwealth Fing. Auth. Rev. Series 2013 A2, 4% 6/1/17	250,000	269,705
Indiana County Hosp. Auth. Series 2014 A, 4% 6/1/17	200,000	211,684
Monroeville Fin. Auth. UPMC Rev. Series 2012, 4% 2/15/17	1,000,000	1,085,750
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/17	1,240,000	1,367,261
Philadelphia Gas Works Rev. Series 1998 A, 5.25% 8/1/17	500,000	560,110
Philadelphia Wtr. & Wastewtr. Rev. 5% 7/1/17	1,000,000	1,127,370
		5,944,857
Pennsylvania, New Jersey - 0.7%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2012 A, 3% 7/1/17	565,000	591,917
Rhode Island - 1.3%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2013 A, 4% 5/15/17	1,000,000	1,074,880
South Carolina - 0.2%
South Carolina Pub. Svc. Auth. Rev. Series 2010 B, 5% 1/1/17	130,000	144,378
Tennessee - 1.5%
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2011 A1, 5% 7/1/17 (c)	1,130,000	1,249,079
Texas - 3.0%
Corpus Christi Util. Sys. Rev. Series 2013, 5% 7/15/17	100,000	112,679
Denton Independent School District Series 2011, 5% 8/15/17	500,000	567,470
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/17	360,000	405,115
Lower Colorado River Auth. Transmission Contract Rev. 5% 5/15/17	100,000	112,079
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/17	500,000	557,900
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/17	$ 500,000	$ 565,995
Tyler Health Facilities Dev. Corp. Hosp. Rev. Series 2007 A, 5% 7/1/17	100,000	109,409
		2,430,647
Utah - 0.5%
Utah State Board of Regents Rev. Series 2011 B, 5% 8/1/17	345,000	388,722
Washington - 2.8%
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/17 (c)	500,000	553,660
Tobacco Settlement Auth. Rev. Series 2013, 5% 6/1/17	1,025,000	1,141,389
Washington Gen. Oblig. Series 2008 B, 5% 7/1/17 (FSA Insured)	235,000	266,788
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/17	270,000	306,102
		2,267,939
Wisconsin - 0.7%
Milwaukee Swr. Rev. Series S1, 4% 6/1/17	500,000	544,595
TOTAL MUNICIPAL BONDS (Cost $71,305,470)		72,254,708
Municipal Notes - 1.4%

Kentucky - 1.4%
Kentucky Pub. Trans. BAN Series 2013 A, 5% 7/1/17 (Cost $1,089,774)	1,000,000	1,109,740
TOTAL INVESTMENT PORTFOLIO - 90.7% (Cost $72,395,244)		73,364,448
NET OTHER ASSETS (LIABILITIES) - 9.3%		7,488,578
NET ASSETS - 100%		$ 80,853,026
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $72,389,127. Net unrealized appreciation aggregated $975,321, of which $1,093,872 related to appreciated investment securities and $118,551 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor®
Municipal Income 2019 Fund:
Class A
Institutional Class

March 31, 2014

Class A and Institutional Class
are classes of Fidelity® Municipal
Income 2019 Fund

1.932714.102

AM19-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.8%
	Principal Amount	Value
Arizona - 3.9%
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Health Care West Proj.) Series 2009 A, 5% 7/1/19	$ 645,000	$ 730,553
Scottsdale Muni. Property Corp. Excise Tax Rev. Series 2006, 5% 7/1/19	600,000	707,508
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 5% 7/1/19	500,000	553,030
		1,991,091
California - 5.9%
California Econ. Recovery Series A, 4.6% 7/1/19	1,040,000	1,206,556
California Gen. Oblig. 5.5% 4/1/19	500,000	597,490
East Side Union High School District Santa Clara County Series B, 5.1% 2/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	565,810
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.) Series 2009, 5% 7/1/19	335,000	380,855
Washington Township Health Care District Gen. Oblig. Series 2013 B, 4% 8/1/19	220,000	243,417
		2,994,128
Florida - 14.7%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/19	1,000,000	1,136,880
Citizens Property Ins. Corp. Series 2011 A1, 5% 6/1/19	255,000	291,791
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/19	500,000	587,655
Florida Dept. of Envir. Protection Rev. Series 2011 B, 5% 7/1/19	800,000	929,720
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A, 5% 2/1/19	455,000	491,350
Florida of Board Governors Atlantic Univ. Parking Facility Series 2013 A, 5% 7/1/19	1,515,000	1,742,614
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/19	1,000,000	1,161,060
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/19 (b)	500,000	560,255
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B, 5% 10/1/19	500,000	586,490
		7,487,815
Municipal Bonds - continued
	Principal Amount	Value
Georgia - 2.4%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds 2.2%, tender 4/2/19 (a)	$ 1,000,000	$ 1,000,940
Georgia Muni. Elec. Auth. Pwr. Rev. (Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/19	200,000	232,722
		1,233,662
Illinois - 7.5%
Chicago O'Hare Int'l. Arpt. Rev. Series 2011 B, 5% 1/1/19	1,000,000	1,141,440
Illinois Fin. Auth. Rev. (Northshore Univ. HealthSystem Proj.) Series 2010, 5% 5/1/19	325,000	368,488
Illinois Gen. Oblig. Series 2012, 5% 3/1/19	1,000,000	1,132,140
Illinois Sales Tax Rev. Series 2013, 5% 6/15/19	1,000,000	1,165,170
		3,807,238
Indiana - 0.6%
Purdue Univ. Rev. Series A, 5% 7/1/19	250,000	292,728
Iowa - 1.9%
Ankeny Cmnty. School District Series 2011 A, 4% 6/1/19	870,000	955,347
Maryland - 2.2%
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 A, 5% 6/1/19 (b)	1,000,000	1,132,740
Massachusetts - 7.0%
Massachusetts Gen. Oblig. Series 2011 B, 5% 8/1/19	1,000,000	1,177,430
Massachusetts Spl. Oblig. Rev. Series 2005 A, 5.5% 6/1/19	2,000,000	2,394,740
		3,572,170
Michigan - 4.4%
Detroit School District Series 2012 A, 5% 5/1/19	1,000,000	1,102,440
West Ottawa Pub. School District Series 2012 B, 5% 5/1/19	1,000,000	1,161,460
		2,263,900
Minnesota - 3.1%
Hennepin County Sales Tax Rev. Series 2007 A, 5% 12/15/19	595,000	703,707
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1, 5% 1/1/19	785,000	900,262
		1,603,969
Municipal Bonds - continued
	Principal Amount	Value
Missouri - 0.5%
Kansas City Spl. Oblig. 4% 9/1/19	$ 250,000	$ 277,008
New Jersey - 3.4%
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Series 2013 NN, 5% 3/1/19	105,000	120,670
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/19	605,000	693,300
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2011, 5% 7/1/19	500,000	574,850
New Jersey Trans. Trust Fund Auth. Series 2003 B, 5.25% 12/15/19	300,000	351,915
		1,740,735
New Mexico - 1.4%
New Mexico Severance Tax Rev. Series 2010 B, 5% 7/1/19	600,000	705,852
New York - 22.1%
New York City Gen. Oblig.:
Series 2013 J, 5% 8/1/19	2,000,000	2,332,560
5% 3/1/19	3,000,000	3,476,788
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2012 EE, 5% 6/15/19	500,000	583,400
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series S1, 5% 7/15/19	1,000,000	1,166,600
New York Dorm. Auth. Personal Income Tax Rev. Series 2010 E, 5% 2/15/19	1,000,000	1,161,610
New York Metropolitan Trans. Auth. Rev. Series 2010 D, 5% 11/15/19	260,000	302,138
New York Thruway Auth. Gen. Rev. Series 2013 A, 5% 5/1/19	1,000,000	1,155,130
Rockland County Gen. Oblig. Series 2014 A, 5% 3/1/19 (FSA Insured)	1,000,000	1,130,150
		11,308,376
Ohio - 3.8%
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (First Energy Nuclear Generation Proj.) Series 2006 B, 4%, tender 6/3/19 (a)	1,000,000	1,030,090
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/19	825,000	931,161
		1,961,251
Pennsylvania - 7.2%
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Series 2010 A, 5% 5/15/19	100,000	113,064
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Indiana County Hosp. Auth. Series 2014 A, 4% 6/1/19	$ 400,000	$ 422,316
Pennsylvania Gen. Oblig. Series 2004, 5.375% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	175,000	208,586
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Tenth Series B, 5% 7/1/19 (FSA Insured)	100,000	111,952
Philadelphia Wtr. & Wastewtr. Rev. Series A, 5% 7/1/19	1,000,000	1,161,610
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/19	800,000	911,216
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 A, 5% 7/1/19	670,000	735,573
		3,664,317
Texas - 2.3%
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/19	500,000	568,705
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/19	500,000	584,525
		1,153,230
Washington - 0.2%
Clark County Pub. Util. District #1 Generating Sys. Rev. Series 2010, 5% 1/1/19	110,000	126,856
Wisconsin - 2.3%
Milwaukee Swr. Rev. Series S1, 5% 6/1/19	1,000,000	1,167,220
TOTAL INVESTMENT PORTFOLIO - 96.8% (Cost $48,232,525)	49,439,633
NET OTHER ASSETS (LIABILITIES) - 3.2%	1,622,403
NET ASSETS - 100%	$ 51,062,036
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $48,232,525. Net unrealized appreciation aggregated $1,207,108, of which $1,326,418 related to appreciated investment securities and $119,310 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Municipal Income
2019 Fund

March 31, 2014

1.932722.102

M19-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.8%
	Principal Amount	Value
Arizona - 3.9%
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Health Care West Proj.) Series 2009 A, 5% 7/1/19	$ 645,000	$ 730,553
Scottsdale Muni. Property Corp. Excise Tax Rev. Series 2006, 5% 7/1/19	600,000	707,508
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 5% 7/1/19	500,000	553,030
		1,991,091
California - 5.9%
California Econ. Recovery Series A, 4.6% 7/1/19	1,040,000	1,206,556
California Gen. Oblig. 5.5% 4/1/19	500,000	597,490
East Side Union High School District Santa Clara County Series B, 5.1% 2/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	565,810
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.) Series 2009, 5% 7/1/19	335,000	380,855
Washington Township Health Care District Gen. Oblig. Series 2013 B, 4% 8/1/19	220,000	243,417
		2,994,128
Florida - 14.7%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/19	1,000,000	1,136,880
Citizens Property Ins. Corp. Series 2011 A1, 5% 6/1/19	255,000	291,791
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/19	500,000	587,655
Florida Dept. of Envir. Protection Rev. Series 2011 B, 5% 7/1/19	800,000	929,720
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A, 5% 2/1/19	455,000	491,350
Florida of Board Governors Atlantic Univ. Parking Facility Series 2013 A, 5% 7/1/19	1,515,000	1,742,614
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/19	1,000,000	1,161,060
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/19 (b)	500,000	560,255
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B, 5% 10/1/19	500,000	586,490
		7,487,815
Municipal Bonds - continued
	Principal Amount	Value
Georgia - 2.4%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds 2.2%, tender 4/2/19 (a)	$ 1,000,000	$ 1,000,940
Georgia Muni. Elec. Auth. Pwr. Rev. (Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/19	200,000	232,722
		1,233,662
Illinois - 7.5%
Chicago O'Hare Int'l. Arpt. Rev. Series 2011 B, 5% 1/1/19	1,000,000	1,141,440
Illinois Fin. Auth. Rev. (Northshore Univ. HealthSystem Proj.) Series 2010, 5% 5/1/19	325,000	368,488
Illinois Gen. Oblig. Series 2012, 5% 3/1/19	1,000,000	1,132,140
Illinois Sales Tax Rev. Series 2013, 5% 6/15/19	1,000,000	1,165,170
		3,807,238
Indiana - 0.6%
Purdue Univ. Rev. Series A, 5% 7/1/19	250,000	292,728
Iowa - 1.9%
Ankeny Cmnty. School District Series 2011 A, 4% 6/1/19	870,000	955,347
Maryland - 2.2%
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 A, 5% 6/1/19 (b)	1,000,000	1,132,740
Massachusetts - 7.0%
Massachusetts Gen. Oblig. Series 2011 B, 5% 8/1/19	1,000,000	1,177,430
Massachusetts Spl. Oblig. Rev. Series 2005 A, 5.5% 6/1/19	2,000,000	2,394,740
		3,572,170
Michigan - 4.4%
Detroit School District Series 2012 A, 5% 5/1/19	1,000,000	1,102,440
West Ottawa Pub. School District Series 2012 B, 5% 5/1/19	1,000,000	1,161,460
		2,263,900
Minnesota - 3.1%
Hennepin County Sales Tax Rev. Series 2007 A, 5% 12/15/19	595,000	703,707
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1, 5% 1/1/19	785,000	900,262
		1,603,969
Municipal Bonds - continued
	Principal Amount	Value
Missouri - 0.5%
Kansas City Spl. Oblig. 4% 9/1/19	$ 250,000	$ 277,008
New Jersey - 3.4%
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Series 2013 NN, 5% 3/1/19	105,000	120,670
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/19	605,000	693,300
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2011, 5% 7/1/19	500,000	574,850
New Jersey Trans. Trust Fund Auth. Series 2003 B, 5.25% 12/15/19	300,000	351,915
		1,740,735
New Mexico - 1.4%
New Mexico Severance Tax Rev. Series 2010 B, 5% 7/1/19	600,000	705,852
New York - 22.1%
New York City Gen. Oblig.:
Series 2013 J, 5% 8/1/19	2,000,000	2,332,560
5% 3/1/19	3,000,000	3,476,788
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2012 EE, 5% 6/15/19	500,000	583,400
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series S1, 5% 7/15/19	1,000,000	1,166,600
New York Dorm. Auth. Personal Income Tax Rev. Series 2010 E, 5% 2/15/19	1,000,000	1,161,610
New York Metropolitan Trans. Auth. Rev. Series 2010 D, 5% 11/15/19	260,000	302,138
New York Thruway Auth. Gen. Rev. Series 2013 A, 5% 5/1/19	1,000,000	1,155,130
Rockland County Gen. Oblig. Series 2014 A, 5% 3/1/19 (FSA Insured)	1,000,000	1,130,150
		11,308,376
Ohio - 3.8%
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (First Energy Nuclear Generation Proj.) Series 2006 B, 4%, tender 6/3/19 (a)	1,000,000	1,030,090
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/19	825,000	931,161
		1,961,251
Pennsylvania - 7.2%
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Series 2010 A, 5% 5/15/19	100,000	113,064
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Indiana County Hosp. Auth. Series 2014 A, 4% 6/1/19	$ 400,000	$ 422,316
Pennsylvania Gen. Oblig. Series 2004, 5.375% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	175,000	208,586
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Tenth Series B, 5% 7/1/19 (FSA Insured)	100,000	111,952
Philadelphia Wtr. & Wastewtr. Rev. Series A, 5% 7/1/19	1,000,000	1,161,610
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/19	800,000	911,216
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 A, 5% 7/1/19	670,000	735,573
		3,664,317
Texas - 2.3%
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/19	500,000	568,705
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/19	500,000	584,525
		1,153,230
Washington - 0.2%
Clark County Pub. Util. District #1 Generating Sys. Rev. Series 2010, 5% 1/1/19	110,000	126,856
Wisconsin - 2.3%
Milwaukee Swr. Rev. Series S1, 5% 6/1/19	1,000,000	1,167,220
TOTAL INVESTMENT PORTFOLIO - 96.8% (Cost $48,232,525)	49,439,633
NET OTHER ASSETS (LIABILITIES) - 3.2%	1,622,403
NET ASSETS - 100%	$ 51,062,036
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $48,232,525. Net unrealized appreciation aggregated $1,207,108, of which $1,326,418 related to appreciated investment securities and $119,310 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor®
Municipal Income 2021 Fund:
Class A
Institutional Class

March 31, 2014

Class A and Institutional Class
are classes of Fidelity® Municipal
Income 2021 Fund

1.932716.102

AM21-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.7%
	Principal Amount	Value
Arizona - 4.0%
Tempe Gen. Oblig. Series A, 4% 7/1/21	$ 605,000	$ 671,120
Tucson Street & Hwy. User Rev. Series 2011, 5% 7/1/21	300,000	340,884
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/21	500,000	587,965
		1,599,969
California - 12.4%
California Gen. Oblig. 5% 3/1/21	600,000	695,520
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2012 A, 5% 4/1/21	500,000	580,800
Los Angeles County Ctfs. of Prtn. (Disney Concert Hall Parking Garage Proj.) 5% 3/1/21	500,000	581,635
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 5% 3/1/21	1,000,000	1,158,440
Los Angeles Unified School District Series 2011 A2, 5% 7/1/21	250,000	298,293
Los Angeles Wastewtr. Sys. Series 2013, 5% 6/1/21	500,000	596,290
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2011 B, 5.5% 5/1/21	100,000	121,226
Series 2011 C, 5% 5/1/21 (b)	500,000	575,020
West Contra Costa Unified School District Series 2011, 5% 8/1/21 (FSA Insured)	250,000	292,880
		4,900,104
Florida - 8.1%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/21	500,000	574,125
Clearwater Wtr. and Swr. Rev. Series 2011, 5% 12/1/21	250,000	282,708
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/21	750,000	888,240
Florida Dept. of Envir. Protection Rev.:
Series 2011 B, 5% 7/1/21	750,000	872,970
Series 2012 A, 5% 7/1/21	500,000	581,980
		3,200,023
Georgia - 6.0%
Atlanta Arpt. Rev. 5% 1/1/21 (a)	1,000,000	1,163,000
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/21	250,000	295,708
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2011 A, 5% 1/1/21	690,000	796,426
Series 2011 B, 5% 1/1/21	85,000	98,110
		2,353,244
Municipal Bonds - continued
	Principal Amount	Value
Illinois - 5.5%
Chicago Gen. Oblig. 5% 1/1/21	$ 500,000	$ 559,330
Chicago Midway Arpt. Rev. 5% 1/1/21	400,000	451,364
Cook County Gen. Oblig. Series 2011 A, 5% 11/15/21	525,000	599,461
Illinois Gen. Oblig. Series 2012, 5% 3/1/21	500,000	562,320
		2,172,475
Indiana - 2.2%
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A, 5% 1/1/21	200,000	230,982
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 7/15/21	250,000	287,065
Purdue Univ. Rev. Series A, 5% 7/1/21	300,000	353,976
		872,023
Massachusetts - 1.8%
Massachusetts Port Auth. Rev. Series 2012 B, 5% 7/1/21	200,000	235,984
Massachusetts State College Bldg. Auth. Rev. Series A, 5% 5/1/21	390,000	459,806
		695,790
Michigan - 6.2%
Detroit School District Series 2012 A, 5% 5/1/21	500,000	550,595
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/21	200,000	238,388
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A, 5% 11/15/21	500,000	564,355
Michigan Fin. Auth. Rev. Series 2012 A, 5% 6/1/21	1,000,000	1,100,890
		2,454,228
Nebraska - 1.5%
Nebraska Pub. Pwr. District Rev. Series 2012 A, 5% 1/1/21	500,000	578,130
Nevada - 1.6%
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2009 A, 5% 6/1/21	250,000	290,205
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/21	300,000	341,661
		631,866
New Jersey - 12.8%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2003 B, 0% 11/1/21 (FSA Insured)	1,000,000	813,650
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Series 2011 EE, 5.5% 9/1/21	$ 1,180,000	$ 1,387,004
New Jersey Edl. Facilities Auth. Rev.:
Series 2011 A, 5% 7/1/21	540,000	616,437
Series 2013 A, 5% 7/1/21	100,000	116,684
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2011, 5% 7/1/21	1,000,000	1,140,490
New Jersey Trans. Trust Fund Auth.:
Series 2011 A, 4.25% 6/15/21	100,000	110,491
Series 2011 B, 5% 6/15/21	750,000	865,343
		5,050,099
New York - 11.0%
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2009 A, 5.25% 4/1/21	500,000	549,630
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012, 5% 7/1/21	500,000	565,350
New York City Gen. Oblig. Series 2013 J, 5% 8/1/21	1,000,000	1,170,060
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series S1, 5% 7/15/21	685,000	798,854
New York Dorm. Auth. Revs. Series 1, 4% 7/1/21	600,000	664,314
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2012 A, 5% 4/1/21	500,000	585,355
		4,333,563
North Carolina - 3.5%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series A, 5% 1/15/21	200,000	229,398
Dare County Ctfs. of Prtn. Series 2012 B, 5% 6/1/21	1,000,000	1,154,450
		1,383,848
Pennsylvania - 5.8%
Central Bradford Prog. Auth. Rev. Series 2011, 4% 12/1/21	380,000	402,352
Indiana County Hosp. Auth. Series 2014 A, 5% 6/1/21	680,000	740,486
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/21	500,000	562,320
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/21	500,000	570,565
		2,275,723
South Carolina - 2.1%
Horry County School District Series 2011, 5% 3/1/21	700,000	824,033
Municipal Bonds - continued
	Principal Amount	Value
Texas - 7.1%
Corpus Christi Util. Sys. Rev.:
Series 2013, 5% 7/15/21	$ 250,000	$ 288,135
5% 7/15/21	750,000	865,478
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/21	250,000	286,003
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/21	500,000	567,790
Texas Gen. Oblig. Series 2011 C, 5% 8/1/21 (b)	200,000	235,922
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) Series 2011, 5% 7/1/21	500,000	556,735
		2,800,063
Washington - 3.1%
Clark County Pub. Util. District #1 Elec. Rev. Series 2011, 5% 1/1/21	675,000	781,832
Washington Gen. Oblig. Series 2003 C, 0% 6/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	167,996
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/21	250,000	291,915
		1,241,743
Wisconsin - 3.0%
Milwaukee Swr. Rev. Series S1, 5% 6/1/21	1,000,000	1,179,470
TOTAL INVESTMENT PORTFOLIO - 97.7% (Cost $37,512,470)	38,546,394
NET OTHER ASSETS (LIABILITIES) - 2.3%	921,157
NET ASSETS - 100%	$ 39,467,551
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $37,512,470. Net unrealized appreciation aggregated $1,033,924, of which $1,227,017 related to appreciated investment securities and $193,093 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Municipal Income
2021 Fund

March 31, 2014

1.932724.102

M21-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.7%
	Principal Amount	Value
Arizona - 4.0%
Tempe Gen. Oblig. Series A, 4% 7/1/21	$ 605,000	$ 671,120
Tucson Street & Hwy. User Rev. Series 2011, 5% 7/1/21	300,000	340,884
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/21	500,000	587,965
		1,599,969
California - 12.4%
California Gen. Oblig. 5% 3/1/21	600,000	695,520
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2012 A, 5% 4/1/21	500,000	580,800
Los Angeles County Ctfs. of Prtn. (Disney Concert Hall Parking Garage Proj.) 5% 3/1/21	500,000	581,635
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 5% 3/1/21	1,000,000	1,158,440
Los Angeles Unified School District Series 2011 A2, 5% 7/1/21	250,000	298,293
Los Angeles Wastewtr. Sys. Series 2013, 5% 6/1/21	500,000	596,290
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2011 B, 5.5% 5/1/21	100,000	121,226
Series 2011 C, 5% 5/1/21 (b)	500,000	575,020
West Contra Costa Unified School District Series 2011, 5% 8/1/21 (FSA Insured)	250,000	292,880
		4,900,104
Florida - 8.1%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/21	500,000	574,125
Clearwater Wtr. and Swr. Rev. Series 2011, 5% 12/1/21	250,000	282,708
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/21	750,000	888,240
Florida Dept. of Envir. Protection Rev.:
Series 2011 B, 5% 7/1/21	750,000	872,970
Series 2012 A, 5% 7/1/21	500,000	581,980
		3,200,023
Georgia - 6.0%
Atlanta Arpt. Rev. 5% 1/1/21 (a)	1,000,000	1,163,000
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/21	250,000	295,708
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2011 A, 5% 1/1/21	690,000	796,426
Series 2011 B, 5% 1/1/21	85,000	98,110
		2,353,244
Municipal Bonds - continued
	Principal Amount	Value
Illinois - 5.5%
Chicago Gen. Oblig. 5% 1/1/21	$ 500,000	$ 559,330
Chicago Midway Arpt. Rev. 5% 1/1/21	400,000	451,364
Cook County Gen. Oblig. Series 2011 A, 5% 11/15/21	525,000	599,461
Illinois Gen. Oblig. Series 2012, 5% 3/1/21	500,000	562,320
		2,172,475
Indiana - 2.2%
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A, 5% 1/1/21	200,000	230,982
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 7/15/21	250,000	287,065
Purdue Univ. Rev. Series A, 5% 7/1/21	300,000	353,976
		872,023
Massachusetts - 1.8%
Massachusetts Port Auth. Rev. Series 2012 B, 5% 7/1/21	200,000	235,984
Massachusetts State College Bldg. Auth. Rev. Series A, 5% 5/1/21	390,000	459,806
		695,790
Michigan - 6.2%
Detroit School District Series 2012 A, 5% 5/1/21	500,000	550,595
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/21	200,000	238,388
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A, 5% 11/15/21	500,000	564,355
Michigan Fin. Auth. Rev. Series 2012 A, 5% 6/1/21	1,000,000	1,100,890
		2,454,228
Nebraska - 1.5%
Nebraska Pub. Pwr. District Rev. Series 2012 A, 5% 1/1/21	500,000	578,130
Nevada - 1.6%
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2009 A, 5% 6/1/21	250,000	290,205
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/21	300,000	341,661
		631,866
New Jersey - 12.8%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2003 B, 0% 11/1/21 (FSA Insured)	1,000,000	813,650
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Series 2011 EE, 5.5% 9/1/21	$ 1,180,000	$ 1,387,004
New Jersey Edl. Facilities Auth. Rev.:
Series 2011 A, 5% 7/1/21	540,000	616,437
Series 2013 A, 5% 7/1/21	100,000	116,684
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2011, 5% 7/1/21	1,000,000	1,140,490
New Jersey Trans. Trust Fund Auth.:
Series 2011 A, 4.25% 6/15/21	100,000	110,491
Series 2011 B, 5% 6/15/21	750,000	865,343
		5,050,099
New York - 11.0%
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2009 A, 5.25% 4/1/21	500,000	549,630
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012, 5% 7/1/21	500,000	565,350
New York City Gen. Oblig. Series 2013 J, 5% 8/1/21	1,000,000	1,170,060
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series S1, 5% 7/15/21	685,000	798,854
New York Dorm. Auth. Revs. Series 1, 4% 7/1/21	600,000	664,314
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2012 A, 5% 4/1/21	500,000	585,355
		4,333,563
North Carolina - 3.5%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series A, 5% 1/15/21	200,000	229,398
Dare County Ctfs. of Prtn. Series 2012 B, 5% 6/1/21	1,000,000	1,154,450
		1,383,848
Pennsylvania - 5.8%
Central Bradford Prog. Auth. Rev. Series 2011, 4% 12/1/21	380,000	402,352
Indiana County Hosp. Auth. Series 2014 A, 5% 6/1/21	680,000	740,486
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/21	500,000	562,320
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/21	500,000	570,565
		2,275,723
South Carolina - 2.1%
Horry County School District Series 2011, 5% 3/1/21	700,000	824,033
Municipal Bonds - continued
	Principal Amount	Value
Texas - 7.1%
Corpus Christi Util. Sys. Rev.:
Series 2013, 5% 7/15/21	$ 250,000	$ 288,135
5% 7/15/21	750,000	865,478
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/21	250,000	286,003
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/21	500,000	567,790
Texas Gen. Oblig. Series 2011 C, 5% 8/1/21 (b)	200,000	235,922
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) Series 2011, 5% 7/1/21	500,000	556,735
		2,800,063
Washington - 3.1%
Clark County Pub. Util. District #1 Elec. Rev. Series 2011, 5% 1/1/21	675,000	781,832
Washington Gen. Oblig. Series 2003 C, 0% 6/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	167,996
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/21	250,000	291,915
		1,241,743
Wisconsin - 3.0%
Milwaukee Swr. Rev. Series S1, 5% 6/1/21	1,000,000	1,179,470
TOTAL INVESTMENT PORTFOLIO - 97.7% (Cost $37,512,470)	38,546,394
NET OTHER ASSETS (LIABILITIES) - 2.3%	921,157
NET ASSETS - 100%	$ 39,467,551
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $37,512,470. Net unrealized appreciation aggregated $1,033,924, of which $1,227,017 related to appreciated investment securities and $193,093 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor®
Municipal Income 2023 Fund:
Class A
Institutional Class

March 31, 2014

Class A and Institutional Class
are classes of Fidelity® Municipal
Income 2023 Fund

1.958056.100

AM23-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.0%
	Principal Amount	Value
Arizona - 5.0%
Tucson Ctfs. of Prtn. Series 2012, 5% 7/1/23 (FSA Insured)	$ 200,000	$ 223,510
Tucson Wtr. Rev. Series 2013 A, 5% 7/1/23	500,000	597,120
		820,630
California - 17.9%
California Gen. Oblig. 4% 2/1/23	500,000	549,090
California Health Facilities Fing. Auth. Rev. Series 2013 A, 5% 3/1/23	100,000	113,112
California Pub. Works Board Lease Rev. (Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/23	250,000	290,433
Desert Sands Unified School District Series 2013 B, 5% 6/1/23	375,000	446,250
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2013 B, 5% 7/1/23	350,000	423,416
Los Angeles Wastewtr. Sys. Series 2013 B, 5% 6/1/23	350,000	419,335
Los Angeles Wastewtr. Sys. Rev. Series 2012 B, 4% 6/1/23	60,000	67,327
Riverside County Trans. Commission Toll Rev. Series 2013 A, 0% 6/1/23	200,000	127,216
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A, 5% 6/1/23	200,000	232,870
Stockton Unified School District Gen. Oblig. Series 2012 A, 5% 8/1/23 (FSA Insured)	250,000	287,773
		2,956,822
Connecticut - 6.2%
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series 2013 A, 5% 1/1/23	100,000	115,445
Hartford Gen. Oblig.:
Series 2013, 5% 4/1/23	300,000	344,442
5% 4/1/23	500,000	574,070
		1,033,957
Florida - 1.0%
Seminole County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/23	145,000	170,173
Georgia - 3.2%
Atlanta Arpt. Rev. 5% 1/1/23 (b)	250,000	290,703
Georgia Muni. Elec. Auth. Pwr. Rev. Series GG, 5% 1/1/23	210,000	243,485
		534,188
Municipal Bonds - continued
	Principal Amount	Value
Illinois - 14.3%
Chicago Gen. Oblig. (Cap. Impt. Proj.) Series 1999, 0% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 340,000	$ 236,188
Chicago Midway Arpt. Rev. 5% 1/1/23	400,000	445,800
Chicago O'Hare Int'l. Arpt. Rev. Series 2013 C, 5% 1/1/23 (c)	200,000	220,834
Chicago Park District Gen. Oblig. Series 2013 B, 5% 1/1/23	200,000	222,580
Illinois Gen. Oblig.:
Series 2013, 5% 7/1/23	270,000	300,834
Series 2014, 5% 2/1/23	250,000	278,255
Illinois Reg'l. Trans. Auth. Series 2003 A, 5.5% 7/1/23 (FGIC Insured)	75,000	90,710
Illinois Sales Tax Rev. Series 2013, 5% 6/15/23	400,000	466,332
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	17,476
Series 2002 B, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	90,000	87,058
		2,366,067
Indiana - 1.7%
Indiana Fin. Auth. Hosp. Rev. Series 2013, 5% 8/15/23	250,000	285,728
Louisiana - 3.4%
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	500,000	560,995
Massachusetts - 0.4%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2005 B, 5.5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	62,171
Michigan - 2.4%
Detroit Swr. Disp. Rev. Series 2004 A, 5.25% 7/1/23 (FSA Insured)	50,000	50,324
Lansing Board of Wtr. & Lt. Util. Rev. Series 2013 A, 5% 7/1/23	300,000	355,026
		405,350
Minnesota - 3.9%
Anoka-Hennepin Independent School District 11 Series 2014 A, 5% 2/1/23 (b)	250,000	291,680
Saint Paul Independent School District #625 (SD Cr. Enhancement Prog.) Series 2013 B, 5% 2/1/23	300,000	354,897
		646,577
Municipal Bonds - continued
	Principal Amount	Value
Nevada - 3.4%
Nevada Gen. Oblig. Series 2013 D1, 5% 3/1/23	$ 110,000	$ 130,299
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/23	380,000	431,505
		561,804
New Jersey - 10.5%
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Series 2013, 5% 3/1/23	550,000	632,192
New Jersey Edl. Facilities Auth. Rev. Series 2013 A, 5% 7/1/23	100,000	116,829
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2013 A, 5% 7/1/23	200,000	222,506
Series 2013, 5% 7/1/23	200,000	225,530
New Jersey Trans. Trust Fund Auth. 5.75% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	298,903
Rutgers State Univ. Rev. Series 2013 J, 5% 5/1/23	200,000	235,576
		1,731,536
New York - 8.8%
New York City Gen. Oblig. Series 2013 J, 5% 8/1/23	600,000	701,238
New York Urban Dev. Corp. Rev. (State Facilities and Equip. Proj.) Series 2004 A2, 5.5% 3/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	625,000	759,421
		1,460,659
Ohio - 2.6%
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5% 6/15/23	400,000	434,684
Pennsylvania - 2.8%
Indiana County Hosp. Auth. Series 2014 A, 5% 6/1/23	325,000	346,622
Philadelphia Wtr. & Wastewtr. Rev. Series 2014 A, 5% 7/1/23	100,000	116,565
		463,187
Rhode Island - 1.7%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2013 A, 5% 5/15/23	250,000	279,460
Texas - 1.0%
Humble Independent School District Series 2013 B, 5% 2/15/23	140,000	165,477
Washington - 6.8%
King County Swr. Rev. Series 2013 A, 5% 1/1/23	50,000	59,806
Port of Seattle Rev. Series 2013, 5% 7/1/23 (c)	250,000	277,925
Municipal Bonds - continued
	Principal Amount	Value
Washington - continued
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (c)	$ 300,000	$ 335,745
Washington Ctfs. of Prtn. Series 2013 B, 4% 7/1/23	300,000	322,797
Washington Gen. Oblig. Series 2003 C, 0% 6/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	160,000	122,683
		1,118,956
TOTAL INVESTMENT PORTFOLIO - 97.0% (Cost $16,288,682)	16,058,421
NET OTHER ASSETS (LIABILITIES) - 3.0%	503,437
NET ASSETS - 100%	$ 16,561,858
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $16,288,682. Net unrealized depreciation aggregated $230,261, of which $104,466 related to appreciated investment securities and $334,727 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Municipal Income
2023 Fund

March 31, 2014

1.958063.100

M23-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.0%
	Principal Amount	Value
Arizona - 5.0%
Tucson Ctfs. of Prtn. Series 2012, 5% 7/1/23 (FSA Insured)	$ 200,000	$ 223,510
Tucson Wtr. Rev. Series 2013 A, 5% 7/1/23	500,000	597,120
		820,630
California - 17.9%
California Gen. Oblig. 4% 2/1/23	500,000	549,090
California Health Facilities Fing. Auth. Rev. Series 2013 A, 5% 3/1/23	100,000	113,112
California Pub. Works Board Lease Rev. (Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/23	250,000	290,433
Desert Sands Unified School District Series 2013 B, 5% 6/1/23	375,000	446,250
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2013 B, 5% 7/1/23	350,000	423,416
Los Angeles Wastewtr. Sys. Series 2013 B, 5% 6/1/23	350,000	419,335
Los Angeles Wastewtr. Sys. Rev. Series 2012 B, 4% 6/1/23	60,000	67,327
Riverside County Trans. Commission Toll Rev. Series 2013 A, 0% 6/1/23	200,000	127,216
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A, 5% 6/1/23	200,000	232,870
Stockton Unified School District Gen. Oblig. Series 2012 A, 5% 8/1/23 (FSA Insured)	250,000	287,773
		2,956,822
Connecticut - 6.2%
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series 2013 A, 5% 1/1/23	100,000	115,445
Hartford Gen. Oblig.:
Series 2013, 5% 4/1/23	300,000	344,442
5% 4/1/23	500,000	574,070
		1,033,957
Florida - 1.0%
Seminole County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/23	145,000	170,173
Georgia - 3.2%
Atlanta Arpt. Rev. 5% 1/1/23 (b)	250,000	290,703
Georgia Muni. Elec. Auth. Pwr. Rev. Series GG, 5% 1/1/23	210,000	243,485
		534,188
Municipal Bonds - continued
	Principal Amount	Value
Illinois - 14.3%
Chicago Gen. Oblig. (Cap. Impt. Proj.) Series 1999, 0% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 340,000	$ 236,188
Chicago Midway Arpt. Rev. 5% 1/1/23	400,000	445,800
Chicago O'Hare Int'l. Arpt. Rev. Series 2013 C, 5% 1/1/23 (c)	200,000	220,834
Chicago Park District Gen. Oblig. Series 2013 B, 5% 1/1/23	200,000	222,580
Illinois Gen. Oblig.:
Series 2013, 5% 7/1/23	270,000	300,834
Series 2014, 5% 2/1/23	250,000	278,255
Illinois Reg'l. Trans. Auth. Series 2003 A, 5.5% 7/1/23 (FGIC Insured)	75,000	90,710
Illinois Sales Tax Rev. Series 2013, 5% 6/15/23	400,000	466,332
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	17,476
Series 2002 B, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	90,000	87,058
		2,366,067
Indiana - 1.7%
Indiana Fin. Auth. Hosp. Rev. Series 2013, 5% 8/15/23	250,000	285,728
Louisiana - 3.4%
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	500,000	560,995
Massachusetts - 0.4%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2005 B, 5.5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	62,171
Michigan - 2.4%
Detroit Swr. Disp. Rev. Series 2004 A, 5.25% 7/1/23 (FSA Insured)	50,000	50,324
Lansing Board of Wtr. & Lt. Util. Rev. Series 2013 A, 5% 7/1/23	300,000	355,026
		405,350
Minnesota - 3.9%
Anoka-Hennepin Independent School District 11 Series 2014 A, 5% 2/1/23 (b)	250,000	291,680
Saint Paul Independent School District #625 (SD Cr. Enhancement Prog.) Series 2013 B, 5% 2/1/23	300,000	354,897
		646,577
Municipal Bonds - continued
	Principal Amount	Value
Nevada - 3.4%
Nevada Gen. Oblig. Series 2013 D1, 5% 3/1/23	$ 110,000	$ 130,299
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/23	380,000	431,505
		561,804
New Jersey - 10.5%
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Series 2013, 5% 3/1/23	550,000	632,192
New Jersey Edl. Facilities Auth. Rev. Series 2013 A, 5% 7/1/23	100,000	116,829
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2013 A, 5% 7/1/23	200,000	222,506
Series 2013, 5% 7/1/23	200,000	225,530
New Jersey Trans. Trust Fund Auth. 5.75% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	298,903
Rutgers State Univ. Rev. Series 2013 J, 5% 5/1/23	200,000	235,576
		1,731,536
New York - 8.8%
New York City Gen. Oblig. Series 2013 J, 5% 8/1/23	600,000	701,238
New York Urban Dev. Corp. Rev. (State Facilities and Equip. Proj.) Series 2004 A2, 5.5% 3/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	625,000	759,421
		1,460,659
Ohio - 2.6%
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5% 6/15/23	400,000	434,684
Pennsylvania - 2.8%
Indiana County Hosp. Auth. Series 2014 A, 5% 6/1/23	325,000	346,622
Philadelphia Wtr. & Wastewtr. Rev. Series 2014 A, 5% 7/1/23	100,000	116,565
		463,187
Rhode Island - 1.7%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2013 A, 5% 5/15/23	250,000	279,460
Texas - 1.0%
Humble Independent School District Series 2013 B, 5% 2/15/23	140,000	165,477
Washington - 6.8%
King County Swr. Rev. Series 2013 A, 5% 1/1/23	50,000	59,806
Port of Seattle Rev. Series 2013, 5% 7/1/23 (c)	250,000	277,925
Municipal Bonds - continued
	Principal Amount	Value
Washington - continued
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (c)	$ 300,000	$ 335,745
Washington Ctfs. of Prtn. Series 2013 B, 4% 7/1/23	300,000	322,797
Washington Gen. Oblig. Series 2003 C, 0% 6/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	160,000	122,683
		1,118,956
TOTAL INVESTMENT PORTFOLIO - 97.0% (Cost $16,288,682)	16,058,421
NET OTHER ASSETS (LIABILITIES) - 3.0%	503,437
NET ASSETS - 100%	$ 16,561,858
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $16,288,682. Net unrealized depreciation aggregated $230,261, of which $104,466 related to appreciated investment securities and $334,727 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 30, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 30, 2014